Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Consolidated Statements of Operations
Gross revenue	$ 5,195,667	$ 5,149,781	$ 5,216,524
Equity in earnings of joint ventures and affiliated companies	51,957	46,765	54,918
Operating expenses:
Direct cost of services	(4,288,408)	(4,144,293)	(4,112,330)
Selling, general and administrative	(909,254)	(924,301)	(1,076,000)
Impairment losses on goodwill and intangibles			(27,766)
Operating income	49,962	127,952	55,346
Other income (expense):
Interest income	544	211	704
Interest expense	16,183	14,551	14,926
Income from continuing operations before provision for income taxes	34,323	113,612	41,124
Benefit (provision) for income taxes from continuing operations	87,148	(28,762)	(46,958)
Net income (loss) from continuing operations	121,471	84,850	(5,834)
Net (loss) income from discontinued operations	(245,725)	7,267	(312,768)
Net (loss) income	(124,254)	92,117	(318,602)
Less: income attributable to noncontrolling interests from continuing operations	4,611	3,830	6,606
Less: loss (income) attributable to noncontrolling interests from discontinued operations	(143,903)	7,884	(143,671)
Net income (loss) attributable to CH2M	$ 15,038	$ 80,403	$ (181,537)
Net income (loss) attributable to CH2M per common share:
Basic net income (loss) from continuing operations per common share (in dollars per share)	$ 0.26	$ 2.64	$ (0.44)
Basic net loss from discontinued operations per common share (in dollars per share)	(0.23)	(0.02)	(5.98)
Basic net income (loss) per common share (in dollars per share)	0.03	2.62	(6.42)
Diluted net income (loss) from continuing operations per common share (in dollars per share)	0.26	2.63	(0.44)
Diluted net loss from discontinued operations per common share (in dollars per share)	(0.23)	(0.02)	(5.98)
Diluted net income (loss) per common share (in dollars per share)	$ 0.03	$ 2.61	$ (6.42)
Weighted average number of common shares:
Basic weighted average number of common shares (in shares)	25,648,091	27,119,498	28,256,864
Diluted weighted average number of common shares (in shares)	25,732,114	27,181,179	28,256,864